Fair values of financial instruments carried at fair value - Transfers between Level 1 and Level 2 fair values (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Trading liabilities
Liabilities
Transfers from Level 1 to Level 2	$ 94	$ 191
Transfers from Level 2 to Level 1	210	159
Designated at fair value
Liabilities
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	0	0
Derivatives
Liabilities
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	0	0
Financial investments
Assets
Transfers from Level 1 to Level 2	6,032	13,511
Transfers from Level 2 to Level 1	7,019	10,752
Trading assets
Assets
Transfers from Level 1 to Level 2	2,596	9,246
Transfers from Level 2 to Level 1	4,812	6,060
Designated and otherwise mandatorily measured at fair value
Assets
Transfers from Level 1 to Level 2	703	1,540
Transfers from Level 2 to Level 1	2,794	3,042
Derivatives
Assets
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	$ 0	$ 0